Share capital - Reconciliation (Details) $ in Thousands					12 Months Ended
		Jul. 15, 2021 shares	Dec. 07, 2020 USD ($) shares	Aug. 27, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 USD ($) shares
Number of shares
Stock option exercise (in shares) | shares					221,941		192,431
Bought deal share offering (in shares) | shares				500,000
IPO share issuance - Nasdaq (in shares) | shares			3,450,000
Amount
Balance at beginning of period	[1]				$ 264,357
Stock option exercise					1,032		$ 244
Bought deal share offering				$ 18,106			18,106
DSU release							0
forMetris acquisition							1,163
IPO share issuance - Nasdaq			$ 154,915				154,915
Share issuance under ESPP					244
Balance at end of period					$ 266,119		$ 264,357	[1]
Common shares
Number of shares
Balance at beginning of period (in shares) | shares					32,630,536	[1]	28,454,200
Stock option exercise (in shares) | shares					221,941		191,429
Bought deal share offering (in shares) | shares							500,000
DSU release (in shares) | shares							5,883
forMetris acquisition (in shares) | shares							29,024
IPO share issuance - Nasdaq (in shares) | shares							3,450,000
Share issuance under ESPP (in shares) | shares		4,945			4,945
Balance at end of period (in shares) | shares					32,857,422		32,630,536	[1]
Amount
Balance at beginning of period					$ 264,357		$ 89,745
Stock option exercise					1,470		342
Bought deal share offering							18,106
DSU release							86
forMetris acquisition							1,163
IPO share issuance - Nasdaq							154,915
Share issuance under ESPP					292
Balance at end of period					$ 266,119		$ 264,357

[1]	Please refer to Note 4 for retrospective change of accounting policy.